Operational context	12 Months Ended
Dec. 31, 2021
Operational context
Operational context

1            Operational context

CI&T Inc (“CI&T” or “Company”), previously named CI&T Cayman, is a publicly held company incorporated in the Cayman Islands on June 2021, headquartered at Rua Dr. Ricardo Benetton Martins, 1000, Pólis de Tecnologia, in the City of Campinas, State of São Paulo, Brazil. As a holding company, it is mainly engaged in the investment, as a partner or shareholder, in other companies, consortia or joint ventures in Brazil and other countries where most of the Company’s operations are located. The Company’s subsidiaries are mainly engaged in the development of customizable software through implementation of software solutions, including Machine Learning, Artificial Intelligence (AI), Analytics, Cloud and Mobility technologies.

These consolidated financial statements comprise the Company and its subsidiaries (collectively referred to as the “Group”).

Unless otherwise indicated or if the context otherwise requires, all references in these consolidated financial statements to “CI&T Brazil” refer to CI&T Software S.A., one of the Company’s subsidiaries.

On November 10, 2021 the Company completed its initial public offering (“IPO”) and CI&T Inc offered 15,000,000 Class A common shares, of which 11,111,111 were offered by CI&T Inc and 3,888,889 were offered by certain selling shareholders. The IPO price per Class A common share was US$15.00. On November 15, 2021, the IPO was concluded with the total offering of US$225,000, of which the Group received net proceeds of R$ 860,993 (US$156,667), after deducting the underwriting discounts and commissions. The Company incurred incremental costs directly attributable to the public offering in the amount of R$ 66,876, net of taxes. The Group Class A common shares are traded on the New York Stock Exchange, or NYSE, under the symbol “CINT”.

  Corporate restructuring

i.      Mergers in 2021 - in connection with CI&T Brazil

On April 30, 2021, the Extraordinary Shareholders’ Meeting of CI&T Brazil approved the reverse merger of Hoshin Empreendimentos S.A. (“Hoshin”) into CI&T Brazil. The purpose of this merger is to simplify the corporate structure of Hoshin and CI&T Brazil, and to reduce the operational, administrative, and financial expenses of both. The transaction was recorded at book value in the amount of R$108.

ii.      Spin-off in 2021 - in connection with CI&T Brazil

The Extraordinary Shareholders’ Meeting of CI&T Brazil, held on April 30, 2021 approved the partial spin-off of the interest in subsidiary CI&T IOT Comércio de Hardware e Software Ltda. (“CI&T IOT”). The valuation of the spin-off portion was carried out at book value based on the statement of financial position of CI&T IOT as of March 31, 2021.

iii.      Reorganization transactions in 2021 – in connection with CI&T Inc

CI&T Inc. was incorporated as an exempted, limited liability company in Cayman Islands to become the holding entity of CI&T Software S.A. (CI&T Brazil) in connection with the initial public offering. Prior to the IPO, CI&T Inc had not begun operations, had nominal assets and liabilities, and no material contingent liabilities or commitments. As a holding company, it is mainly engaged in the investment in other companies, consortia or joint ventures, as a partner or shareholder, in Brazil and other countries where most of the Company's operations are located.

On October 04, 2021, CI&T established, as a sole member, the subsidiary CI&T Delaware LLC (“CI&T Delaware”). The main office is located at 251 Little Falls Drive, Wilmington, Delaware, 19808.

On November 8, 2021, all CI&T Brazil’s shares were contributed to CI&T Delaware and, subsequently the CI&T Delaware’s shares were transferred to CI&T Inc.

Until this corporate reorganization, CI&T Brazil, an operating company, was the ultimate holding of the Group, and it consolidated the results of all companies until that date.

The Group accounted for the restructuring as a business combination of entities under common control, and the pre-combination carrying amounts of CI&T Brazil are included in the CI&T’s consolidated financial statements with no fair value uplift. Thus, these consolidated financial statements reflect:

(i)	The historical operating results and financial position of CI&T Brazil prior the restructuring;
(ii)	The consolidated results of the Group following the restructuring;
(iii)	The assets and liabilities of CI&T Brazil and its then subsidiaries at their historical cost;
(iv)	The number of ordinary shares issued by CI&T, as a result of the restructuring is reflected retroactively to January 1, 2020, for purposes of calculating earnings per share;
(v)	CI&T Brazil shares were contributed in CI&T Delaware at its book value as at November 8, 2021;
(vi)	As the remaining equity reserves of CI&T Brazil are no longer applicable to CI&T, they were added to the initial capital reserve balance (see note 22.c).

iv.      Spin-off in 2019

The Extraordinary General Meeting, held on July 31, 2019, approved the partial spin-off of the investment in the subsidiary Sensedia S.A. (related to 64.38% of the total subsidiary’s share capital) with transfer of its net equity to the Company’s shareholders. The valuation of the spin-off portion was carried out at book value based on the statement of financial position of Sensedia S.A. The value of the spin-off portion was R$ 4,630.